FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          August 28, 2014



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           FT 4989
              (File No. 333-197599) (CIK No. 0001608454)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 , which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on August 22, 2014.

                                    Very truly yours,
                                    FT 4989, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor